Income tax - Summary of Movements in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in OCI	$ (142)	$ (417)
Deferred income tax assets	3,210	2,762
Deferred income tax liabilities	(14,295)	(16,657)
Non-deductible reserves
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	5,444	5,028
Recognized in profit or loss	(403)	(380)
Recognized in OCI	0	0
Other - Business combination		796
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	5,041	5,444
Deferred income tax assets	5,041	5,444
Deferred income tax liabilities	0	0
SR&ED investment tax credits, net of 12(1)(x)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,001	1,457
Recognized in profit or loss	0	(157)
Recognized in OCI	0	0
Other - Business combination		0
Other	192	701
Deferred tax asset (Deferred tax liabilities) at end of period	2,193	2,001
Deferred income tax assets	2,193	2,001
Deferred income tax liabilities	0	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(2,432)	(1,704)
Recognized in profit or loss	472	324
Recognized in OCI	0	0
Other - Business combination		(1,041)
Other	0	(11)
Deferred tax asset (Deferred tax liabilities) at end of period	(1,960)	(2,432)
Deferred income tax assets	42	0
Deferred income tax liabilities	(2,002)	(2,432)
Intangible assets including goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(41,927)	(41,628)
Recognized in profit or loss	8,727	4,622
Recognized in OCI	0	0
Other - Business combination		(4,921)
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(33,200)	(41,927)
Deferred income tax assets	0	0
Deferred income tax liabilities	(33,200)	(41,927)
Deferred development costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(886)	(608)
Recognized in profit or loss	206	(227)
Recognized in OCI	0	0
Other - Business combination		0
Other	0	(51)
Deferred tax asset (Deferred tax liabilities) at end of period	(680)	(886)
Deferred income tax assets	0	0
Deferred income tax liabilities	(680)	(886)
Non-capital/Net operating losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	15,620	5,159
Recognized in profit or loss	(2,020)	(1,853)
Recognized in OCI	0	0
Other - Business combination		12,314
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	13,600	15,620
Deferred income tax assets	13,600	15,620
Deferred income tax liabilities	0	0
Right of use assets net of obligations & other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	269	182
Recognized in profit or loss	32	87
Recognized in OCI	0	0
Other - Business combination		0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	301	269
Deferred income tax assets	301	269
Deferred income tax liabilities	0	0
Share issuance cost
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	834	1,146
Recognized in profit or loss	(313)	(312)
Recognized in OCI	0	0
Other - Business combination		0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	521	834
Deferred income tax assets	521	834
Deferred income tax liabilities	0	0
Equity Incentive Plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	0
Recognized in profit or loss	152
Recognized in OCI	0
Other	0
Deferred tax asset (Deferred tax liabilities) at end of period	152	0
Deferred income tax assets	152
Deferred income tax liabilities	0
Stock options
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	4,096	8,260
Recognized in profit or loss	(4,096)	(4,164)
Recognized in OCI	0	0
Other - Business combination		0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	0	4,096
Deferred income tax assets	0	4,096
Deferred income tax liabilities	0	0
163J interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	3,593	0
Recognized in profit or loss	3	(350)
Recognized in OCI	0	0
Other - Business combination		3,943
Other	0
Deferred tax asset (Deferred tax liabilities) at end of period	3,596	3,593
Deferred income tax assets	3,596	3,593
Deferred income tax liabilities	0	0
Interest Swap
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(507)	0
Recognized in profit or loss	0	0
Recognized in OCI	(142)	(417)
Other - Business combination		0
Other	0	(90)
Deferred tax asset (Deferred tax liabilities) at end of period	(649)	(507)
Deferred income tax assets	0	0
Deferred income tax liabilities	(649)	(507)
Tax assets (liabilities) before set-off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(13,895)	(22,708)
Recognized in profit or loss	2,760	(2,410)
Recognized in OCI	(142)	(417)
Other - Business combination		11,091
Other	192	549
Deferred tax asset (Deferred tax liabilities) at end of period	(11,085)	(13,895)
Deferred income tax assets	25,446	31,857
Deferred income tax liabilities	(36,531)	(45,752)
Set-off of tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	22,236	29,095
Deferred income tax liabilities	$ (22,236)	$ (29,095)